Share-Based Compensation - Summary of Share Based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Stock Options Activity [Abstract]
Number of Options,Outstanding as of December 31, 2020	115,791
Number of Options,Granted	0
Number of Options,Exercised	(21,716)
Number of Options,Forfeited	17,119
Number of Options,Outstanding as of December 31, 2021	76,956	115,791
Number of Options,Exercisable as of December 31, 2021	58,445
Weighted- Average Exercise Price,Outstanding as of December 31, 2020	$ 24.59
Weighted- Average Exercise Price,Granted	0
Weighted- Average Exercise Price,Exercised	10.9
Weighted- Average Exercise Price,Forfeited	32.16
Weighted- Average Exercise Price,Outstanding as of December 31, 2021	26.76	$ 24.59
Weighted- Average Exercise Price,Exercisable as of December 31, 2021	$ 23.16
Aggregate Intrinsic Value,Outstanding as of December 31, 2020		$ 5,763
Aggregate Intrinsic Value,Outstanding as of December 31, 2021	$ 12,797
Aggregate Intrinsic Value,Exercisable as of December 31, 2021	$ 9,929
Weighted- Average Remaining Contractual Term, Outstanding	5 years 4 months 20 days	6 years 3 months
Weighted- Average Remaining Contractual Term,Exercisable as of December 31, 2021	4 years 7 months 13 days